Expense Example - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor New Insights Fund - Class A
Expense Example:
1 year	$ 642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor New Insights Fund - Class C
Expense Example:
1 year	249
3 years	462
5 years	797
10 years	1,540
Fidelity Advisor New Insights Fund - Class M
Expense Example:
1 year	444
3 years	642
5 years	857
10 years	1,476
Fidelity Advisor New Insights Fund - Class I
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	567
Fidelity Advisor New Insights Fund - Class Z
Expense Example:
1 year	34
3 years	106
5 years	185
10 years	$ 418